Schedule of Unobservable Inputs Level 3 Liabilities (Details)	12 Months Ended
Jun. 30, 2024 USD ($)
Implied valuation [Member] | Series A Convertible Notes [Member]
IfrsStatementLineItems [Line Items]
Implied Valuation	$ 28,000,000
Implied valuation [Member] | Series A July21 [Member]
IfrsStatementLineItems [Line Items]
Implied Valuation	28,000,000
Implied valuation [Member] | Series A August21 [Member]
IfrsStatementLineItems [Line Items]
Implied Valuation	28,000,000
Implied valuation [Member] | Series B1 [Member]
IfrsStatementLineItems [Line Items]
Implied Valuation	120,000,000
Implied valuation [Member] | Series B2 [Member]
IfrsStatementLineItems [Line Items]
Implied Valuation	70,000,000
Implied valuation [Member] | Series A extension [Member]
IfrsStatementLineItems [Line Items]
Implied Valuation	28,000,000
Implied valuation [Member] | Reach [Member]
IfrsStatementLineItems [Line Items]
Implied Valuation	40,000,000
Implied valuation [Member] | Private Placements [Member]
IfrsStatementLineItems [Line Items]
Implied Valuation	53,685,000
Implied valuation [Member] | Mixed martial arts LLC [Member]
IfrsStatementLineItems [Line Items]
Implied Valuation	384,750
Implied valuation [Member] | Steppen [Member]
IfrsStatementLineItems [Line Items]
Implied Valuation	$ 100,000
Historical volatility for shares, measurement input [member] | Series A Convertible Notes [Member]
IfrsStatementLineItems [Line Items]
Volatility	74
Historical volatility for shares, measurement input [member] | Series A July21 [Member]
IfrsStatementLineItems [Line Items]
Volatility	74
Historical volatility for shares, measurement input [member] | Series A August21 [Member]
IfrsStatementLineItems [Line Items]
Volatility	62
Historical volatility for shares, measurement input [member] | Series B1 [Member]
IfrsStatementLineItems [Line Items]
Volatility	74
Historical volatility for shares, measurement input [member] | Series B2 [Member]
IfrsStatementLineItems [Line Items]
Volatility	66
Historical volatility for shares, measurement input [member] | Series A extension [Member]
IfrsStatementLineItems [Line Items]
Volatility	65
Historical volatility for shares, measurement input [member] | Reach [Member]
IfrsStatementLineItems [Line Items]
Volatility	60
Historical volatility for shares, measurement input [member] | Private Placements [Member]
IfrsStatementLineItems [Line Items]
Volatility	60
Historical volatility for shares, measurement input [member] | Mixed martial arts LLC [Member]
IfrsStatementLineItems [Line Items]
Volatility	49
Historical volatility for shares, measurement input [member] | Steppen [Member]
IfrsStatementLineItems [Line Items]
Volatility	47
Interest rate, measurement input [member] | Series A Convertible Notes [Member]
IfrsStatementLineItems [Line Items]
Volatility	0.0
Interest rate, measurement input [member] | Series A July21 [Member]
IfrsStatementLineItems [Line Items]
Volatility	0.1
Interest rate, measurement input [member] | Series A August21 [Member]
IfrsStatementLineItems [Line Items]
Volatility	0.0
Interest rate, measurement input [member] | Series B1 [Member]
IfrsStatementLineItems [Line Items]
Volatility	0.6
Interest rate, measurement input [member] | Series B2 [Member]
IfrsStatementLineItems [Line Items]
Volatility	3
Interest rate, measurement input [member] | Series A extension [Member]
IfrsStatementLineItems [Line Items]
Volatility	3.5
Interest rate, measurement input [member] | Reach [Member]
IfrsStatementLineItems [Line Items]
Volatility	3.6
Interest rate, measurement input [member] | Private Placements [Member]
IfrsStatementLineItems [Line Items]
Volatility	3.5
Interest rate, measurement input [member] | Mixed martial arts LLC [Member]
IfrsStatementLineItems [Line Items]
Volatility	4.3
Interest rate, measurement input [member] | Steppen [Member]
IfrsStatementLineItems [Line Items]
Volatility	4.2
Probability of default, measurement input [member] | Series A Convertible Notes [Member]
IfrsStatementLineItems [Line Items]
Volatility	50
Probability of default, measurement input [member] | Series A July21 [Member]
IfrsStatementLineItems [Line Items]
Volatility	50
Probability of default, measurement input [member] | Series A August21 [Member]
IfrsStatementLineItems [Line Items]
Volatility	50
Probability of default, measurement input [member] | Series B1 [Member]
IfrsStatementLineItems [Line Items]
Volatility	50
Probability of default, measurement input [member] | Series B2 [Member]
IfrsStatementLineItems [Line Items]
Volatility	50
Probability of default, measurement input [member] | Series A extension [Member]
IfrsStatementLineItems [Line Items]
Volatility	0
Probability of default, measurement input [member] | Reach [Member]
IfrsStatementLineItems [Line Items]
Volatility	100
Probability of default, measurement input [member] | Private Placements [Member]
IfrsStatementLineItems [Line Items]
Volatility	100
Probability of default, measurement input [member] | Mixed martial arts LLC [Member]
IfrsStatementLineItems [Line Items]
Volatility	100
Probability of default, measurement input [member] | Steppen [Member]
IfrsStatementLineItems [Line Items]
Volatility	100